Sun Life Insurance and Annuity Company of New York Letterhead

October 17, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Sun Life (N.Y.) Variable Account C ("Registrant")
Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.)") ("Depositor")
Post-Effective Amendment No. 16 to the Registration Statement on Form N-4
(File Nos. 811-04440 and 333-107983)

Commissioners:

      Conveyed herewith for filing pursuant to the Securities Act of 1933 (the “Act”) and the Investment Company Act of 1940 is Post-Effective Amendment No. 16 (the “Amendment”) to the above-captioned Registration Statement.  The purpose of the Amendment is to respond to comments made by the SEC staff on Post-Effective Amendment No. 15, filed with the Securities and Exchange Commission on September 24, 2008.

      The staff’s oral comments of October 14, 2008, are listed below.  Following each comment is our response to that comment.

1.	The second to last bullet point on page 30 should be revised to clarify that the ten-year credit feature is available under IOD, but is lost if the contract owner exchanges for a new living benefit.

Response:  The second to last bullet point has been revised to read as follows:  “You will lose your tenth-year credit available under IOD if you exchange for IOD II, IOD II Escalator, or IOD II Plus.

2.
In July, the staff asked for clarification in the fourth bullet point as to why it is appropriate to apply the charges for the new living benefit for the full quarter rather than pro-rating the charge if the Contract Owner’s new benefit starts at the end of the quarter.  Registrant’s reply was not adequate. Please revise your response.

Response:  The fourth bullet point has been revised by adding the following disclosure at the end of the sentence:  “regardless of how long in the quarter you have held the Current Living Benefit.”  In addition, the second bullet point was revised and the order of the bullet points has been changed.

3.	Please add a sentence to footnote 9, to the Fee Table on page 13, cross-referencing the sections of the prospectus that contains the definition of Withdrawal Benefit Base.

Response: The cross reference was added.

4.	Please add a sentence to footnote 10, to the Fee Table on page 13, cross-referencing the sections of the prospectus that contains the definition of Fee Base.

Response: The cross reference was added.

5.	Please add a sentence to footnote 11, to the Fee Table on page 13, cross-referencing the sections of the prospectus that contains the definition of Retirement Asset Protector Benefit Base.

Response: The cross reference was added.

6.
In response to a comment made on Post-Effective Amendment No. 15, Registrant provided supplemental clarification of the principal differences between each new living benefit and the living benefit it replaces.  Please include that disclosure in the prospectus.

Response: The suggested disclosure was added.

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Template Filing

This Amendment serves as a "Template" filing for several other variable annuity Registration Statements (the "Replicate Filings") of Sun Life (N.Y.).  Using disclosure substantially identical to that used in the Template, the Replicate Filings will amend various Sun Life prospectuses to add the new living benefits.  By means of a separate letter, dated October 17, 2008, Sun Life (U.S.) and its separate accounts seeks SEC permission to make the Replicate Filings pursuant to Rule 485(b)(1)(vii) under the Act.

Acceleration Request and Representations

Registrant believes that the Amendment and this letter are responsive to Staff comments and, therefore, Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend to make an oral request for acceleration of the effective date of the Amendment to October 20, 2008.  The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that:

●
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above;

●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

●	the insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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Please direct all questions and comments to the undersigned at (781) 263-6402 or to Thomas C. Lauerman, Esquire, of Jorden Burt LLP at (202) 965-8156.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Thomas C. Lauerman, Esquire
Craig Ruckman, Esquire